SEMI-ANNUAL REPORT

OCTOBER 31, 2000

THE AAL U.S. GOVERNMENT ZERO
COUPON TARGET FUND SERIES 2001

THE AAL U.S. GOVERNMENT ZERO
COUPON TARGET FUND SERIES 2006

[THE AAL MUTUAL FUNDS LOGO]

DEAR AAL MUTUAL FUND SHAREHOLDER:

We are pleased to provide you with The AAL U.S. Government Zero Coupon Target Funds Semi-Annual Report dated October 31, 2000. In addition to the Target Funds, which are no longer open to investors, we offer 15 other Funds in class A and B shares, with diverse investment objectives to help you build a better financial future. A listing of our Funds and the securities in which they invest is included below.

EQUITY FUNDS

  The AAL Technology Stock Fund
  The AAL Aggressive Growth Fund
  The AAL Small Cap Stock Fund
  The AAL Mid Cap Stock Fund
  The AAL International Fund
  The AAL Capital Growth Fund
  The AAL Equity Income Fund
  The AAL Balanced Fund

INDEX FUNDS

  The AAL Small Cap Index Fund II
  The AAL Mid Cap Index Fund II
  The AAL Large Company Index Fund II

FIXED-INCOME FUNDS

  The AAL High Yield Bond Fund
  The AAL Municipal Bond Fund
  The AAL Bond Fund
  The AAL Money Market Fund

To invest in any of these Funds, you can either use new dollars to purchase shares or exchange your current Target Fund shares for those of another Fund-at no additional sales charge. For more information about these Funds, contact your AAL representative to receive current prospectuses. Or call Capital Connection® at (800) 553-6319 to learn about using the exchange privilege or to order your complimentary prospectus kit. Please read the prospectuses carefully before you invest or send money.

Thank you for your continued confidence in The AAL Mutual Funds.

Sincerely,

/s/Robert G. Same

Robert G. Same
President, AAL Capital Management Corporation

THE AAL U.S. GOVERNMENT ZERO COUPON TARGET FUND SERIES 2001 AND 2006

The six months ended October 31, 2000 was a good period for bonds, particularly U. S. Treasury securities. Over the last six months, interest rates on five year U.S. Treasury securities declined from 6.6% to 5.8%. Since the value of bonds rises as interest rates decline, this was a good time period for these portfolios.

The Federal Reserve Board (“Fed”) last raised interest rates on May 16, 2000. At that time, the Fed increased rates 50 basis points to 6.50%. Fortunately, that was the last increase by the Fed, and since that time, interest rates have been in a general decline to current levels.

Going forward, it appears that the economy may be on the verge of slowing from its robust growth over the first half of the year. The recently announced third quarter GDP growth of 2.7% validates this view and leads us to believe that rates will be relatively stable over the next several months.

/s/Alan D. Onstand

Alan D. Onstad
Portfolio Manager

                          VALUE OF A $10,000 INVESTMENT
                          INCLUDING 4.75% SALES CHARGE

                  The AAL U.S.      The AAL U.S.
                   Government        Government      Lehman Brothers
                  Target Fund        Target Fund        Aggregate
                  Series 2001        Series 2006        Bond Index

14-NOV-90          9,523.81           9,523.81           10,000.00
30-NOV-90          9,676.19           9,733.33           10,078.55
31-DEC-90          9,800.00          10,021.66           10,235.78
31-JAN-91          9,819.05           9,915.87           10,362.70
28-FEB-91          9,809.52           9,944.72           10,450.78
29-MAR-91          9,761.90           9,887.01           10,522.89
30-APR-91          9,761.90           9,915.87           10,636.54
31-MAY-91          9,647.62           9,704.28           10,698.23
28-JUN-91          9,495.24           9,473.45           10,692.88
31-JUL-91          9,590.48           9,579.25           10,841.51
30-AUG-91          9,904.76           9,983.19           11,075.69
30-SEP-91         10,266.67          10,406.37           11,300.53
31-OCT-91         10,219.05          10,319.81           11,425.96
30-NOV-91         10,314.29          10,310.19           11,531.08
31-DEC-91         10,923.81          11,957.50           11,873.55
31-JAN-92         10,352.38          11,270.64           11,712.07
28-FEB-92         10,323.81          11,176.98           11,788.28
31-MAR-92         10,114.29          11,000.07           11,721.87
30-APR-92         10,104.76          10,843.96           11,806.44
31-MAY-92         10,285.71          11,218.61           12,029.24
30-JUN-92         10,504.76          11,301.86           12,194.76
31-JUL-92         10,933.33          11,978.31           12,443.67
31-AUG-92         11,019.05          12,019.94           12,569.62
30-SEP-92         11,304.76          12,311.33           12,718.75
30-OCT-92         10,904.76          11,666.11           12,550.01
30-NOV-92         10,714.29          11,697.33           12,552.88
31-DEC-92         10,942.86          12,983.71           12,752.51
29-JAN-93         11,219.05          13,328.91           12,997.07
26-FEB-93         11,657.14          14,041.56           13,224.41
31-MAR-93         11,647.62          13,919.08           13,279.73
30-APR-93         11,666.67          13,941.35           13,372.09
28-MAY-93         11,580.95          13,907.94           13,389.04
30-JUN-93         11,971.43          14,553.79           13,631.67
30-JUL-93         12,076.19          15,025.08           13,708.75
31-AUG-93         12,409.52          15,572.87           13,949.18
30-SEP-93         12,495.24          15,762.92           13,987.48
29-OCT-93         12,476.19          15,762.92           14,039.68
30-NOV-93         12,047.62          14,958.01           13,920.32
31-DEC-93         11,076.19          15,941.32           13,995.77
31-JAN-94         11,219.05          16,373.19           14,184.73
28-FEB-94         10,704.76          15,268.10           13,938.29
31-MAR-94         10,228.57          14,251.92           13,594.61
29-APR-94         10,038.10          13,921.66           13,486.07
31-MAY-94          9,971.43          13,832.75           13,484.20
30-JUN-94          9,857.14          13,515.19           13,454.37
29-JUL-94         10,038.10          13,959.77           13,721.68
31-AUG-94          9,952.38          13,769.23           13,738.62
30-SEP-94          9,676.19          13,108.72           13,536.43
31-OCT-94          9,542.86          12,918.18           13,524.31
30-NOV-94          9,457.14          12,956.29           13,494.32
30-DEC-94          9,323.81          14,112.16           13,587.63
31-JAN-95          9,466.67          14,431.63           13,856.54
28-FEB-95          9,790.48          14,945.56           14,185.95
31-MAR-95          9,771.43          14,959.45           14,272.93
28-APR-95          9,876.19          15,181.68           14,472.37
31-MAY-95         10,400.00          16,542.90           15,032.41
30-JUN-95         10,447.62          16,681.80           15,142.58
31-JUL-95         10,285.71          16,237.32           15,108.80
31-AUG-95         10,371.43          16,529.01           15,291.01
29-SEP-95         10,419.05          16,779.03           15,439.95
31-OCT-95         10,561.90          17,181.83           15,640.67
30-NOV-95         10,714.29          17,626.31           15,874.96
29-DEC-95         10,685.71          19,063.04           16,097.85
31-JAN-96         10,733.33          18,958.46           16,204.58
29-FEB-96         10,409.52          17,837.98           15,922.94
29-MAR-96         10,219.05          17,389.79           15,812.28
30-APR-96         10,047.62          16,926.66           15,723.41
31-MAY-96          9,923.81          16,672.69           15,691.49
28-JUN-96         10,019.05          16,971.48           15,902.23
31-JUL-96          9,971.43          16,851.96           15,945.80
30-AUG-96          9,895.24          16,538.23           15,919.17
30-SEP-96         10,019.05          16,941.60           16,196.32
31-OCT-96         10,228.57          17,584.01           16,555.24
29-NOV-96         10,361.90          18,106.90           16,838.83
31-DEC-96         10,066.67          18,622.52           16,682.23
31-JAN-97         10,038.10          18,413.45           16,733.27
28-FEB-97          9,980.95          18,284.80           16,774.77
31-MAR-97          9,809.52          17,721.95           16,588.91
30-APR-97          9,885.71          18,075.74           16,837.41
30-MAY-97          9,923.81          18,156.15           16,996.52
30-JUN-97          9,961.90          18,349.13           17,198.27
31-JUL-97         10,171.43          19,281.86           17,661.76
29-AUG-97         10,019.05          18,654.68           17,511.29
30-SEP-97         10,095.24          19,040.64           17,769.58
31-OCT-97         10,190.48          19,507.01           18,027.41
28-NOV-97         10,152.38          19,507.01           18,110.34
31-DEC-97         10,114.29          20,844.65           18,292.53
30-JAN-98         10,228.57          21,222.40           18,527.41
27-FEB-98         10,142.86          20,982.01           18,513.51
31-MAR-98         10,104.76          20,878.99           18,577.20
30-APR-98         10,104.76          20,827.48           18,674.17
29-MAY-98         10,133.33          21,119.37           18,851.20
30-JUN-98         10,142.86          21,308.25           19,011.06
31-JUL-98         10,114.29          21,170.88           19,051.36
31-AUG-98         10,285.71          21,995.06           19,361.52
30-SEP-98         10,485.71          23,042.44           19,814.77
30-OCT-98         10,457.14          22,922.25           19,710.15
30-NOV-98         10,352.38          22,596.01           19,821.71
31-DEC-98         10,285.71          23,868.68           19,881.37
29-JAN-99         10,276.19          23,777.51           20,023.33
26-FEB-99         10,114.29          22,683.46           19,673.72
31-MAR-99         10,114.29          22,628.75           19,782.91
30-APR-99         10,085.71          22,592.28           19,845.62
28-MAY-99          9,980.95          21,899.38           19,671.77
30-JUN-99          9,942.86          21,607.63           19,609.02
30-JUL-99          9,914.29          21,352.35           19,525.68
31-AUG-99          9,876.19          21,170.01           19,515.72
30-SEP-99          9,895.24          21,279.42           19,742.11
29-OCT-99          9,866.67          21,170.01           19,814.95
30-NOV-99          9,809.52          20,969.43           19,813.57
31-DEC-99          9,742.86          21,914.42           19,718.07
31-JAN-00          9,676.19          21,679.63           19,653.59
29-FEB-00          9,685.71          21,757.89           19,891.20
31-MAR-00          9,685.71          22,227.49           20,153.17
30-APR-00          9,676.19          22,070.95           20,095.73
31-MAY-00          9,666.67          22,031.82           20,086.49
30-JUN-00          9,704.76          22,579.68           20,504.28
31-JUL-00          9,695.24          22,540.55           20,690.46
31-AUG-00          9,685.71          22,814.48           20,990.48
29-SEP-00          9,704.76          22,971.01           21,122.51
31-OCT-00          9,676.19          24,120.17           21,262.13

AVERAGE ANNUAL TOTAL RETURNS*
BASED ON NET AMOUNT INVESTED

                                                                                            From       Inception
                                                                1-Year       5-Year       Inception      Date

The AAL U.S. Government Zero Coupon Target Fund Series 2001       4.69%        5.04%        8.04%     11/14/1990
The AAL U.S. Government Zero Coupon Target Fund Series 2006       8.31%        6.08%        9.77%     11/14/1990

SEC Quarterly Standardized Returns as of September 29, 2000
The AAL U.S. Government Zero Coupon Target Fund Series 2001       4.64%        5.37%        8.08%
The AAL U.S. Government Zero Coupon Target Fund Series 2006       7.83%        6.59%        9.81%

*Past performance is not an indication of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original costs.

SCHEDULE OF INVESTMENTS AS OF OCTOBER 31, 2000

Investment Objective

The Funds seek high, relatively predictable investment returns from U.S. government securities over selected periods of time from two portfolios maturing in 2001 and 2006, assuming investors reinvest the dividends and capital gains distributed by the Funds.

The AAL U.S. Government Zero Coupon Target Fund Series 2001

---------------------------------------------------------------------------------------------------------------------------------------
Principal                                                                Yield to           Maturity              Market
AmountLong-Term Obligations (105.7%)                                     Maturity             Date                 Value
---------------------------------------------------------------------------------------------------------------------------------------

                   U.S. Zero Coupon(105.7%)
$1,541,000         U.S. Government Zero Coupon Bonds                      5.790%           11/15/2001           $1,449,124
---------------------------------------------------------------------------------------------------------------------------------------
                                                       TOTAL INVESTMENTS (105.7%)
                                                       (Amortized cost basis $1,430,023)                        1,449,124
---------------------------------------------------------------------------------------------------------------------------------------

                                                       Other Assets, Less Liabilities (-5.7%)                     (78,488)

                                                       Net Assets (100.0%)                                      $1,370,636

The AAL U.S. Government Zero Coupon Target Fund Series 2006

---------------------------------------------------------------------------------------------------------------------------------------
Principal                                                                Yield to           Maturity              Market
AmountLong-Term Obligations (105.4%)                                     Maturity             Date                 Value
---------------------------------------------------------------------------------------------------------------------------------------

                   U.S. Zero Coupon(105.4%)
$2,223,000         U.S. Government Zero Coupon Bonds   6.250%        11/15/2006          $1,574,949
---------------------------------------------------------------------------------------------------------------------------------------
                                                       TOTAL INVESTMENTS (105.4%)
                                                       (Amortized cost basis $1,388,001)                        1,574,949
---------------------------------------------------------------------------------------------------------------------------------------

                                                       Other Assets, Less Liabilities (-5.4%)                     (81,036)

                                                       Net Assets (100.0%)                                      $1,493,913

                       The accompanying notes to the financial statements are an integral part of this schedule.

STATEMENT OF ASSETS AND LIABILITIES AS OF OCTOBER 31, 2000

                                                                                The AAL                      The AAL
                                                                            U.S. Government              U.S. Government
                                                                          Zero Coupon Target           Zero Coupon Target
                                                                           Fund Series 2001             Fund Series 2006
---------------------------------------------------------------------------------------------------------------------------------------
Assets:
Investments at cost                                                            $1,430,023                      $1,388,001
Investments at value                                                           $1,449,124                      $1,574,949

Cash                                                                                2,516                           1,019
Prepaid expenses                                                                    1,475                           1,493
Receivable for investments sold                                                       -                               -
Receivable fund shares sold                                                              -                               -
---------------------------------------------------------------------------------------------------------------------------------------
    Total Assets                                                               $1,453,115                      $1,577,461
=======================================================================================================================================

Liabilities:
Payable for investments purchased                                                   $ -                             $ -
Income distributions payable                                                       73,243                          76,849
Payable for fund shares redeemed                                                      -                               -
Payable to affiliate                                                                  -                               -
Accrued expenses                                                                    9,236                           6,699
---------------------------------------------------------------------------------------------------------------------------------------
    Total Liabilities                                                              82,479                          83,548
=======================================================================================================================================

Net Assets:
Trust Capital (beneficial interest)                                             1,349,724                       1,299,700
Accumulated undistributed net investment income (loss)                                309                             805
Accumulated undistributed net realized gain (loss) on investments                   1,502                           6,460
Net unrealized appreciation/(depreciation) on investments                          19,101                         186,948
---------------------------------------------------------------------------------------------------------------------------------------
    Total Net Assets                                                            1,370,636                       1,493,913
=======================================================================================================================================

Total Liabilities & Capital                                                    $1,453,115                      $1,577,461
=======================================================================================================================================

Class A share capital                                                          $1,370,636                      $1,493,913
Shares of beneficial interest outstanding                                         134,849                         127,403
Net asset value per share                                                          $10.16                          $11.73
Maximum public offering price                                                      $10.67                          $12.31

                       The accompanying notes to the financial statements are an integral part of this schedule.

                                                    Unaudited Financial Statements

STATEMENT OF OPERATIONS AS OF OCTOBER 31, 2000

                                                                                      The AAL                   The AAL
                                                                                  U.S. Government           U.S. Government
                                                                                Zero Coupon Target        Zero Coupon Target
                                                                                 Fund Series 2001          Fund Series 2006
---------------------------------------------------------------------------------------------------------------------------------------

Investment Income
 Taxable interest                                                                      $52,277                     $53,610
---------------------------------------------------------------------------------------------------------------------------------------
     Total Investment  Income                                                           52,277                      53,610
=======================================================================================================================================

Expenses
Adviser fees                                                                              -                           -
Administrative service and pricing fees                                                    469                         550
Audit and legal fees                                                                     3,812                       3,789
Custody fees                                                                               306                         307
Printing and postage expense Class A                                                       464                         462
SEC and state registration expense                                                         550                         544
Transfer Agent fees Class A                                                              1,027                         819
Trustees fees and expenses                                                               2,379                       2,379
Other expenses                                                                              32                          32
---------------------------------------------------------------------------------------------------------------------------------------
     Total Expenses Before Reimbursement                                                 9,039                       8,882
=======================================================================================================================================

     Less Reimbursement from Adviser                                                    (1,919)                     (1,503)
=======================================================================================================================================

     Total Net Expenses                                                                  7,120                       7,379
=======================================================================================================================================

Net Investment Income                                                                   45,157                      46,231
=======================================================================================================================================

Realized and Unrealized Gains (Losses) on Investments
Net realized gains (losses) on investments                                                 544                       2,237
Change in net unrealized appreciation/(depreciation) on investments                        104                      55,740
---------------------------------------------------------------------------------------------------------------------------------------
  Net Realized and Unrealized Gains (Losses) on Investments                                648                      57,977
=======================================================================================================================================

Net Increase (Decrease) in Net Assets From Operations                                  $45,805                    $104,208
=======================================================================================================================================

                       The accompanying notes to the financial statements are an integral part of this schedule.

                                                    Unaudited Financial Statements

STATEMENT OF CHANGES IN NET ASSETS AS OF OCTOBER 31, 2000

                                                            The AAL U.S. Government              The AAL U.S. Government
                                                            Zero Coupon Target Fund              Zero Coupon Target Fund
                                                                  Series 2001                          Series 2006
                                                          Year Ended    Period Ended             Year Ended    Period Ended
                                                           4/30/2000     10/31/2000               4/30/2000     10/31/2000
---------------------------------------------------------------------------------------------------------------------------------------

Operations
Net investment income                                       $89,751          $45,157               $92,167         $46,231
Net realized gains on investments                             2,818              544                 5,745           2,237
Change in net unrealized appreciation/(depreciation)
on investments                                              (60,021)             104              (134,565)         55,740
---------------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets Resulting
from Operations                                              32,548           45,805               (36,653)        104,208
=======================================================================================================================================

Distributions to Shareholders
From net investment income                                  (89,751)         (45,157)              (92,167)        (46,231)
From net realized gains                                      (3,794)            -                  (12,236)           -
---------------------------------------------------------------------------------------------------------------------------------------
Total Distributions to Shareholders                         (93,545)         (45,157)             (104,403)        (46,231)
=======================================================================================================================================

Fund Share Transactions
Purchases of fund shares                                       -                -                     -               -
Income dividends reinvested                                  87,753             -                   90,293            -
Capital gains distributions reinvested                        3,732             -                   12,139            -
Redemption of trust shares                                 (148,371)         (57,972)              (68,643)        (31,557)
---------------------------------------------------------------------------------------------------------------------------------------
Net increase (Decrease) in Trust Capital                    (56,886)         (57,972)               33,789         (31,557)
=======================================================================================================================================

Net Increase (Decrease) in Net Assets                      (117,883)         (57,324)             (107,267)         26,420
=======================================================================================================================================

Net Assets Beginning of Period                            1,545,843        1,427,960             1,574,760       1,467,493
=======================================================================================================================================

Net Assets End of Period                                 $1,427,960       $1,370,636            $1,467,493      $1,493,913
=======================================================================================================================================

Accumulated Undistributed Net Investment Income                $309             $309                  $805            $805
=======================================================================================================================================

                       The accompanying notes to the financial statements are an integral part of this schedule.

                                                    Unaudited Financial Statements

NOTES TO FINANCIAL STATEMENTS AS OF OCTOBER 31, 2000

A: Organization

The AAL Mutual Funds (the “Trust”) was organized as a Massachusetts Business Trust on March 31, 1987 and is registered as an open-end diversified management company under the Investment Company Act of 1940. The Trust commenced operations on July 16, 1987, and currently consists of The AAL Technology Stock Fund, The AAL Aggressive Growth Fund, The AAL Small Cap Stock Fund, The AAL Mid Cap Stock Fund, The AAL International Fund, The AAL Capital Growth Fund, The AAL Equity Income Fund, The AAL Small Cap Index Fund II, The AAL Mid Cap Index Fund, The AAL Mid Cap Index Fund II, The AAL Large Company Index Fund, The AAL Large Company Index Fund II, The AAL Balanced Fund, The AAL High Yield Bond Fund, The AAL Municipal Bond Fund, The AAL Bond Fund, The AAL Money Market Fund, The AAL Bond Index Fund, and The AAL U.S. Government Zero Coupon Target Funds 2001 and 2006. The 20 AAL Mutual Funds are collectively referred to as the “Funds.”

On November 14 ,1990, The AAL U.S. Government Zero Coupon Target Funds Series 2001 and 2006 commenced operations. Effective June 1, 1993, the Board of Trustees of The AAL Mutual Funds closed The AAL U.S. Government Zero Coupon Target Funds Series 2001 and 2006 to new shareholders and to additional purchases of shares of existing shareholders.

B: Significant Accounting Policies

The Funds' principal accounting policies are:

Valuation-Securities traded on national securities exchanges are valued at last reported sales prices. All other securities are valued at the latest bid quotation if such quotations are readily available. Otherwise, such securities are valued at a fair value as determined in good faith by the Investment Adviser under supervision of the Board of Trustees.

Federal Income Taxes-Each Fund intends to comply with the requirements of the Internal Revenue Code which are applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. The Funds accordingly anticipate paying no Federal income taxes and no Federal income tax provision was required.

Distribution to Shareholders-Net investment income is distributed to each shareholder as a dividend. Dividends from the Target Funds are declared daily and distributed annually. Net realized gains from securities transactions, if any, are distributed at least annually in the calendar year.

Other-For financial statement purposes, investment security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discount is amortized over the life of the respective bonds. Realized gains or losses on sales are determined on a specific cost identification basis. Generally accepted accounting principles require permanent financial reporting and tax differences be reclassified to trust capital.

Use of Estimates-The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

C: Investment Advisory Management Fees and Transactions with Related Parties

The Trust has entered into an Investment Advisory Agreement with AAL Capital Management Corporation (the “Adviser”) under which the two separate Target Fund portfolios pay a fee for investment advisory services. The annual rate of fees under the Investment Advisory Agreement are calculated at: 0.50 of 1% of the average daily net assets of The AAL U.S. Government Zero Coupon Target Funds Series 2001 and Series 2006. Payments under the Investment Advisory Agreement were discontinued effective July 1, 1993. For the period May 1, 1995, through October 31, 1995 the Adviser entered into a sub-advisory agreement with Duff & Phelps Investment Management Co. (the “Sub-Adviser”). The sub-advisory fee, which was paid by the Adviser, was equal to: 0.10 of 1% of the average daily net assets for The AAL U.S. Government Zero Coupon Target Funds. Effective November 1, 1995 the sub-advisory agreement was terminated.

The Trust has adopted a distribution plan (the “Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan authorizes the Trust to use a portion of its assets to finance certain sales activities relating to the distribution of shares to investors. Payments under the Plan are equal to a maximum of 0.10 of 1% of average daily net assets. Payments under the Plan were discontinued effective July 1, 1993.

Each Trustee who is not affiliated with AAL or the Adviser receives an annual fee from the Funds for services as a Trustee and is eligible to participate in a deferred compensation plan with respect to these fees. Each participant’s deferred compensation account will increase or decrease as if it were invested in shares of the selected Funds.

Trustees not participating in the above plan received $842 in fees for the six-month period ending October 31, 2000, from the Target Funds. No remuneration has been paid by the trust to any of the officers or affiliated Trustees of the Trust. In addition, the Trust reimbursed unaffiliated Trustees for reasonable expenses incurred in relation to attendance at the meetings.

Each Fund is charged for those expenses that are directly attributable to it, such as advisory, custodian and certain shareholder service fees, while other expenses that cannot be directly attributable to a Fund are allocated among the funds in proportion to the net assets, number of shareholder accounts, or other reasonable basis of the respective Fund.

The Adviser voluntarily has reimbursed The AAL U.S. Government Zero Coupon Target Funds for all expenses in excess of 1% of average daily net assets since inception.

AAL is the ultimate parent company for AAL Capital Management Corporation.

D. Security Transactions

During the period ended October 31, 2000, and the year ended April 30, 2000, purchases and sales of securities other than short-term obligations were as follows:

                            Purchases                            Sales
                    4/30/2000    10/31/2000            4/30/2000     10/31/2000
--------------------------------------------------------------------------------
Series 2001             $--            $--             $163,678        $65,330
Series 2006              --             --              $87,927        $33,677

All purchases and sales of The U.S. Government Zero Coupon Target Funds were in U.S. government obligations.

Cost of investments is substantially the same for financial reporting purposes and Federal income tax purposes.

The gross unrealized appreciation on investments at October 31, 2000, and April 30, 2000 were as follows:

                              April 30, 2000                                   October 31, 2000
                                                    Net                                                 Net
                                                Unrealized                                          Unrealized
                Appreciation   (Depreciation)  Appreciation        Appreciation   (Depreciation)   Appreciation
--------------------------------------------------------------------------------------------------------------------------------
 Series 2001       $18,997           $--          $18,997               $19,101           $--          $19,101
 Series 2006       131,208            --          131,208               186,948           --           186,948

E: Trust Transactions

Transactions in trust shares for the period ended October 31, 2000, and year ended April 30, 2000, were as follows:

                                                    Series 2001                    Series 2006
                                               4/30/2000    10/31/2000       10/31/2000   4/30/2000
--------------------------------------------------------------------------------------------------------------------------
Shares purchased                                     --            --              --            --
Income dividends reinvested                       8,578            --           8,057            --
Capital gains reinvested                            364            --           1,071            --
Shares redeemed                                 (14,310)       (5,691)         (6,039)       (2,786)
--------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) of Trust Shares          (5,368)       (5,691)          3,089        (2,786)
==========================================================================================================================

                                                    Unaudited Financial Statements

FINANCIAL HIGHLIGHTS
PER SHARE INFORMATION

Series 2001

                                                          Period Ended    Year Ended    Year Ended    Year Ended    Year Ended
                                                           10/31/2000      4/30/2000     4/30/1999     4/30/1998     4/30/1997
---------------------------------------------------------------------------------------------------------------------------------------

Net asset value: beginning of period                           $10.16         $10.59       $10.61        $10.38      $10.55

Income from Investment Operations
Net investment income                                            0.33           0.65         0.64          0.63        0.64
Net realized and unrealized gain (loss) on Investments             --         (0.40)         0.02          0.30      (0.07)
---------------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                                 0.33           0.25         0.66          0.93        0.57
=======================================================================================================================================

Distributions from:
Net investment income                                          (0.33)         (0.65)       (0.64)        (0.63)      (0.64)
Net realized capital gains                                         --         (0.03)       (0.04)        (0.07)      (0.10)
---------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                            (0.33)         (0.68)       (0.68)        (0.70)      (0.74)
=======================================================================================================================================

Net increase (decrease) in net asset value                       0.00         (0.43)       (0.02)          0.23      (0.17)
Net asset value: end of period                                 $10.16         $10.16       $10.59        $10.61      $10.38
=======================================================================================================================================

Total return (c)                                                3.23%          2.38%        6.23%         9.17%       5.42%
Net assets: end of period (in thousands)                       $1,371         $1,428       $1,546        $1,525      $1,711
Ratio of expenses to average net assets(a)                      1.00%          1.00%        1.00%         0.77%       0.97%
Ratio of net investment income to average net assets (b)        6.34%          6.20%        5.88%         6.16%       6.08%
Portfolio turnover rate                                         0.00%          0.00%        0.00%         0.00%       0.00%
=======================================================================================================================================

(a) Computed after giving effect to Adviser's expense limitation undertaking.  If the Funds had paid all of their expenses, the ratio
would have been as follows:                                     1.27%          1.02%        1.00%         0.84%       0.99%
(b) If the Funds had paid all of their expenses, the ratio of net investment income to average assets would have been as follows:
6.07%                                                           6.18%          5.88%        6.10%         6.07%
(c) Total returns are based on net amount invested.  Periods of less than one year are not annualized.

                                                    Unaudited Financial Statements

Series 2006

                                                          Period Ended    Year Ended    Year Ended    Year Ended    Year Ended
                                                           10/31/2000      4/30/2000     4/30/1999     4/30/1998     4/30/1997
---------------------------------------------------------------------------------------------------------------------------------------

Net asset value: beginning of period                         $11.27         $12.39        $12.13        $11.24       $11.33

Income from Investment Operations
Net investment income                                          0.36           0.72          0.71          0.70         0.71
Net realized and unrealized gain (loss) on Investments         0.46         (1.02)          0.36          1.00         0.08
---------------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                               0.82         (0.30)          1.07          1.70         0.79
=======================================================================================================================================

Distributions from:
Net investment income                                        (0.36)         (0.72)        (0.71)        (0.70)       (0.71)
Net realized capital gains                                       --         (0.10)        (0.10)        (0.11)       (0.17)
---------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                          (0.36)         (0.82)        (0.81)        (0.81)       (0.88)
=======================================================================================================================================

Net increase (decrease) in net asset value                     0.46         (1.12)          0.26          0.89       (0.09)
Net asset value: end of period                                11.73         $11.27        $12.39        $12.13       $11.24
=======================================================================================================================================

Total return (c)                                              7.22%        (2.29%)         8.69%        15.30%        6.84%
Net assets: end of period (in thousands)                     $1,494         $1,467        $1,575        $1,616       $1,453
Ratio of expenses to average net assets(a)                    0.99%          0.98%         0.97%         0.82%        1.00%
Ratio of net investment income to average net assets (b)      6.22%          6.21%         5.51%         6.03%        6.22%
Portfolio turnover rate                                       0.00%          0.00%         0.00%         0.00%        0.00%
=======================================================================================================================================

(a) Computed after giving effect to Adviser's expense limitation undertaking.  If the Funds had paid all of their expenses, the ratio
would have been as follows:                                     1.19%          0.98%        0.97%         0.90%       1.17%
(b) If the Funds had paid all of their expenses, the ratio of net investment income to average assets would have been as follows:
6.01%                                                           6.21%          5.51%        5.96%         6.04%
(c) Total returns are based on net amount invested.  Periods of less than one year are not annualized.

                                                    Unaudited Financial Statements

BOARD OF TRUSTEES
John O. Gilbert-Chairman of the Board
F. Gregory Campbell
Woodrow E. Eno
Richard L. Gady
John H. Pender
Edward W. Smeds
Lawrence M. Woods

OFFICERS
Robert G. Same-President
James H. Abitz-Vice-President
Woodrow E. Eno-Vice-President
Charles D. Gariboldi-Treasurer
Frederick D. Kelsven-Secretary
Todd J. Kelly-Assistant Treasurer
Joseph R. Mauel-Assistant Treasurer
Steven J. Fredricks-Assistant Secretary

INVESTMENT ADVISER & DISTRIBUTOR
AAL Capital Management Corporation
222 West College Avenue
Appleton, WI 54919-0007

CUSTODIAN
Citibank, N.A.
111 Wall Street
New York, NY 10043

Transfer Agent & Disbursing Agent
Firstar Mutual Fund Services, LLC
615 East Michigan Street
P.O. Box 2981
Milwaukee, WI 53201-2981

LEGAL COUNSEL
Quarles & Brady LLP
411 East Wisconsin Avenue
Milwaukee, WI 53202

INDEPENDENT ACCOUNTANT
PricewaterhouseCoopers LLP
Suite 1500
100 East Wisconsin Avenue
Milwaukee, WI 53202

[THE AAL MUTUAL FUNDS LOGO]
222 W. College Ave., Appleton, WI 54919-0007
www.aal.org        e-mail:aalcmc@aal.org        (800)553-6319

C-50176AR 12-00